Income Taxes (Tables)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of components of Company's deferred tax assets and deferred tax liabilities

December 31,
2020
Deferred tax asset
Organizational costs/Startup expenses	$28,570
Federal Net Operating loss	20,430
Total deferred tax asset	49,000
Valuation allowance	(49,000)
Deferred tax asset, net of allowance	$—

Schedule of difference between the actual income tax benefit and amount computed by applying the statutory Federal income tax rate to losses before income taxes

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of warrant liabilities	(29.1)%
Offering expenses	4.6%
Change in valuation allowance	3.5%
Income tax provision	—%

Humacyte, Inc.
Schedule of components of Company's deferred tax assets and deferred tax liabilities

	As of December 31,
($ in thousands)	2019	2020
Deferred tax assets:
Net operating loss	$50,616	$53,515
Capitalized research and development	19,660	32,337
Research credits	10,658	15,056
Share-based compensation	1,669	2,519
Right of use lease liability	207	177
Accrued expenses	71	57
Other	1	1
Total deferred tax asset	82,882	103,662
Less: valuation allowance	(82,193)	(101,757)
Total net deferred tax asset	689	1,905

Deferred tax liabilities:
Basis difference in fixed assets	(482)	(1,728)
Right of use lease assets	(207)	(177)
Total deferred tax liability	(689)	(1,905)
Total net deferred tax asset/(liability)	$—	$—

Schedule of difference between the actual income tax benefit and amount computed by applying the statutory Federal income tax rate to losses before income taxes

	December 31,
	2019		2020
($ in thousands)	Amount	Rate	Amount	Rate
Income tax benefit at statutory rate	$(17,939)	21.0%	$(13,970)	21.0%
State income taxes, net of federal benefit	(1,739)	2.0%	(1,338)	2.0%
Tax credits	(1,821)	2.1%	(2,625)	3.9%
Other nondeductible expenses	54	0.0%	90	(0.1)%
Deferred rate changes	16	0.0%	16	0.0%
Other	449	(0.5)%	(1,736)	2.6%
Change in valuation allowance	20,980	(24.6)%	19,563	(29.4)%
Provision for income taxes	$—	0.0%	$—	0.0%